Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Profit for the year	$ 3,145	$ 2,489
Depreciation and amortization	1,483	1,492
Provision for income taxes	1,365	1,425
Asset impairments (impairment reversal)	41	(163)
Gain on sale of investments and assets	(892)	(51)
Foreign exchange gains	(16)	(5)
Loss on debt repurchase	26	216
Loss (gain) on debt prepayment options	42	(51)
Net finance expense	219	212
Income taxes paid	(780)	(879)
Other	(166)	195
Net change in non-cashworking capital items	(29)	169
Net cash generated by operating activities	4,438	5,049
Investing activities
Expenditures on property, plant and equipment	(1,906)	(1,621)
Capitalized production stripping costs	(707)	(678)
Expenditures on investments and other assets	(284)	(309)
Proceeds from investments and assets	1,292	126
Net cash used in investing activities	(1,605)	(2,482)
Financing activities
Repurchase and repayment of debt	(1,410)	(1,929)
Debt interest and finance charges paid	(407)	(495)
Issuance of Class B subordinate voting shares	54	26
Purchase and cancellation of Class B subordinate voting shares	(189)	(175)
Dividends paid	(172)	(344)
Distributions to non-controlling interests	(40)	(56)
Net cash used in financing activities	(2,164)	(2,973)
Effect of exchange rate changes on cash and cash equivalents	113	(49)
Increase (decrease) in cash and cash equivalents	782	(455)
Cash and cash equivalents at beginning of year	952	1,407
Cash and cash equivalents at end of year	$ 1,734	$ 952